Fees Summary	12 Months Ended
Dec. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,808,204
Total Fee Amount	2,735.52
Total Offset Amount	0
Net Fee	$ 2,735.52